Share-Based Compensation and USF Holding Corp. Common Share Issuances - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended										24 Months Ended	12 Months Ended															12 Months Ended			12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Employee Stock	Dec. 31, 2011 Employee Stock	Jan. 01, 2011 Employee Stock	Dec. 29, 2012 Time Based Option Award	Dec. 31, 2011 Time Based Option Award	Dec. 29, 2012 Performance Shares	Dec. 31, 2011 Performance Shares	Jan. 01, 2011 Performance Shares	Dec. 29, 2012 Stock Options	Dec. 31, 2011 Stock Options	Jan. 01, 2011 Stock Options	Dec. 29, 2012 Stock Options Distribution, selling and administration	Dec. 31, 2011 Stock Options Distribution, selling and administration	Jan. 01, 2011 Stock Options Distribution, selling and administration	Dec. 29, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Jan. 01, 2011 Restricted Stock	Dec. 29, 2012 Restricted Stock Distribution, selling and administration	Dec. 31, 2011 Restricted Stock Distribution, selling and administration	Jan. 01, 2011 Restricted Stock Distribution, selling and administration	Dec. 29, 2012 Stock Appreciation Rights (SARs)	Dec. 29, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 29, 2012 Minimum Restricted Stock	Dec. 29, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 29, 2012 Maximum Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under Stock Incentive Plan						31,500,000
Share-based compensation expense	$ 3,800,000	$ 1,644,000	$ 4,312,000	$ 14,677,000	$ 3,482,000	$ 4,000,000	$ 15,000,000	$ 3,000,000									$ 2,000,000	$ 14,000,000	$ 3,000,000				$ 2,000,000	$ 1,000,000	$ 400,000
Income tax benefit related to share-based compensation expense						1,000,000	6,000,000	1,000,000
Share-based compensation, price of shares purchased					$ 4.50																						$ 5.00	$ 5.00		$ 6.00	$ 5.50
Options vesting and exercisable period									5 years		5 years
Vesting charge recorded													6,000,000
Stock options, Exercise price per share, lower range			$ 4.50
Stock options, Exercise price per share, upper range			$ 6.00
Share-based compensation, vesting period														10 years	10 years	10 years													2 years			5 years
Assumed Dividend Yield														0.00%	0.00%	0.00%
Weighted-average grant date fair value			$ 2.05	$ 1.75	$ 1.74
Stock options exercised									425,550		425,550
Cash outflow for the excess of fair value over exercise price of stock options exercised			900,000	100,000
Stock options exercised			851,000						425,500	131,000	425,500	131,000
Unrecognized compensation cost														13,000,000
Weighted average recognition period														3 years						3 years
Options expected to vest			7,000,000
Share-based compensation, shares granted																				481,702	251,111	467,223				511,800
Share-based compensation, shares granted, exercise price per share																				$ 6.00	$ 5.50	$ 4.50				$ 5.75
Share-based compensation expense, vested in period																				2,000,000
Unrecognized compensation cost																				$ 3,000,000
Share-based compensation, shares outstanding																				592,843	485,223					1,941,300
Weighted average exercise price outstanding																				$ 6.00	$ 5.50					$ 5.00